Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties [Line Items]
Borrowing of funds	$ 3,330,518	$ 2,611,097
Li, Huidan [Member]
Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties [Line Items]
Borrowing of funds	2,449,165	2,122,697
Sun, Lei [Member]
Related Parties Payable (Details) - Schedule of Significant Balances Between Group and Related Parties [Line Items]
Borrowing of funds	$ 881,353	$ 488,400